Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,926,614)	$ 49	$ (3,871,453)	$ (53,546)		$ (936,846)		$ (100,562)
Amortization of debt discount				1,145		1,545		2,290
Amortization of intangible assets			1,504,834			469,286
Stock-based compensation and service expense			904,368			42,082
Gain on digital currency								(18,593)
Provision for bad debt				12		12
Loss on equity method investment			70,619
Unrealized foreign currency exchange gain						(761)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Accounts receivable			667			(12,972)
Other current assets			(14,943)	(334)
Prepaid expense and other current assets						(5,110)		(334)
Due from affiliates			1,138,460	791,899		1,091,899		(3,501,171)
Due to affiliates			(224,287)	(770,730)		(466,959)		3,672,793
Accounts payable and accrued liabilities			187,364	48,202		113,711		14,912
Accrued liabilities – related party								(10,000)
Net cash (used in) provided by operating activities			(304,371)	16,648		295,887		59,335
CASH FLOW FROM INVESTING ACTIVITIES:
Cash acquired on acquisition						21,371
Payments for acquisition						(44,673)
Net cash used in investing activities						(23,302)
Cash Flows from Financing Activities:
EFFECT OF EXCHANGE RATE ON CASH			(858)			239
NET (DECREASE) INCREASE IN CASH			(305,229)	16,648		272,824		59,335
Cash – beginning of period			355,673	82,849		82,849		23,514
Cash – end of period	50,444	99,497	50,444	99,497		355,673		82,849
Common stock issued in connection with cost method investment			6,602,000
Common stock issued in connection with equity method investment			5,000,000
Stock options issued for the purchase of an intangible asset			11,237
Cash paid for:
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued in connection with acquisition						14,014,000
Common stock issued for redeemable preferred stock conversion and related dividend						287,854
Cost of acquisition in accrued liabilities						16,098
Investment – digital currency received from affiliates								17,197
Investment – digital currency transferred to affiliates								$ 204,721
Brilliant Acquisition Corp [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(460,282)	(20,373)			$ (599,127)		$ (317,737)
Changes in fair value of derivative warrant liabilities	(5,041)	(56,901)			(67,155)		172,787
Interest earned on marketable securities held in Trust Account	(3,948)	(1,137)			(4,634)		(3,060)
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Prepaid expense and other current assets	(154,450)	(13,953)			(14,600)		(14,590)
Accounts payable and accrued liabilities	(75,527)	6,500			225,402		25,523
Net cash (used in) provided by operating activities	(699,248)	(85,864)			(430,914)		(137,077)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of investment held in Trust Account	(634,594)				(1,380,000)		(46,000,000)
Disbursement of cash from Trust Account	6,529,259
Net cash used in investing activities	5,894,665				(1,380,000)		(46,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of ordinary share, net of underwriting discounts paid							44,390,000
Proceeds from sale Private Units							2,610,000
Payment of offering costs							(239,805)
Advance from related party	570,100				500
Proceeds from promissory note – related parties	634,594				1,381,000		62,000
Repayment of redemption of 633,792 shares	(6,529,259)
Net cash (used in) provided by financing activities	(5,324,565)				1,381,500		46,822,195
NET (DECREASE) INCREASE IN CASH	(129,148)	(85,864)			(429,414)		685,118
Cash – beginning of period	283,403	712,817			712,817		27,699
Cash – end of period	154,255	626,953	$ 154,255	$ 626,953	283,403		712,817
Offering costs included in accrued offering costs							58,252
Initial classification of ordinary shares subject to possible redemption							42,612,921
Change in value of ordinary shares subject to possible redemption	$ 3,948	$ 1,137			7,687		3,387,079
Issuance of Representative Shares							$ 2,210